Table for Form ABS 15Ga-1 (Repurchase reporting)(1)

Citibank, N.A.(2)

Name of Issuing Entity			Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a) shelf	(a) series	(a) CIK #	(b)	(c)	(#) (d) (3)	($) (e)	(% of principal balance) (f)	(#)(g)	($) (h)	(% of principal balance) (i)	(#)(j)	($) (k)	(% of principal balance) (l)	(#)(m)	($) (n)	(% of principal balance) (o)	(#)(p)	($) (q)	(% of principal balance) (r)	(#)(s)	($) (t)	(% of principal balance) (u)	(#)(v)	($) (w)	(% of principal balance) (x)
Mortgage Asset Class

GNMA I	622065	not applicable		Citibank, N.A		$1,079,275.81	100.00%	NA	NA	NA	1	$49,673.00	6.32%	0	0	0	NA	NA	NA	NA	NA	NA	NA	NA	NA
Total						$1,079,275.81	100.00%	NA	NA	NA	1	$49,673.00	6.32%	0	0	0	NA	NA	NA	NA	NA	NA	NA	NA	NA

GNMA I	631035	not applicable		Citibank, N.A		$1,004,437.00	100.00%	NA	NA	NA	1	$116,725.00	17.31%	0	0	0	NA	NA	NA	NA	NA	NA	NA	NA	NA
Total						$1,004,437.00	100.00%	NA	NA	NA	1	$116,725.00	17.31%	0	0	0	NA	NA	NA	NA	NA	NA	NA	NA	NA

Total of all Issuing Entities						$2,083,712.81	100.00%	NA	NA	NA	2	$166,398.00	11.39%	0	0	0	NA	NA	NA	NA	NA	NA	NA	NA	NA

(1) While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party. In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date

(2) Citibank, N.A. is filing this Form ABS-15G with respect to transactions for which it is the sponsor that are not covered by other filings made by affiliated depositors.  Citibank, N.A. is an issuer of Ginnie Mae mortgage-backed securities

(3) The securitizer is not able to provide this information without unreasonable effort or expense

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase. The outstanding principal balance of each asset in this column is based on the end of the reporting period for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period